Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2018
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations
Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017	December 31, 2016
Vessels	42,000	—	—
Of which in Tankers segment	42,000	—	—
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Loss
At January 1, 2018	—	—	—	—	—

Assets sold from assets held for sale
Felicity	42,000	44,995	42,000	(2,995)	—

At December 31, 2018	—	—	42,000	(2,995)	—

As of December 31, 2017 and per December 31, 2016, the Group had no assets held for sale.
On October 31, 2018, the Company sold the Suezmax Felicity (2009 - 157,667 dwt), for USD 42.0 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2018, and had a carrying value of USD 45.0 million as of that date. The vessel was delivered to its new owner on January 9, 2019. The impairment loss on this vessel amounted to USD (3.0) million and has been recorded in the consolidated statement of profit or loss for the twelve months ended December 31, 2018.

Discontinued operations
As of December 31, 2018 and December 31, 2017, the Group had no operations that meet the criteria of a discontinued operation.